Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 8,557,305	$ 5,158,223
Accounts receivable	1,702,217	183,612
Prepaid expenses and deposits	144,768	103,403
Total current assets	10,404,290	5,445,238
Right of use assets – operating lease	185,662	196,141
Long-term prepaid expenses and deposits	86,316	59,583
Property and equipment, net	33,030	75,327
Total assets	10,709,298	5,776,289
Current liabilities:
Accounts payable & accrued liabilities	286,074	566,780
Operating lease liabilities – current	115,125	109,556
Income tax payable	1,395,418	309,043
Total current liabilities	1,796,617	2,268,600
Operating lease liabilities – non current	71,383	89,729
Total liabilities	1,868,000	2,358,329
Stockholders’ equity:
Preferred stock, $0.0001 par value, 30,000,000 shares authorized, 6,545,386 and 545,386 issued and outstanding as of March 31, 2025 and 2024, respectively	654	54
Common stock, $0.0001 par value, 700,000,000 shares authorized, 291,563,930 shares issued and 291,563,930 shares outstanding as of March 31, 2025 and 2024, respectively	3,519	3,519
Treasury stock, 4,730 and 4,730 shares at cost	(60,395)	(60,395)
Additional paid-in capital	12,500,631	11,901,231
Accumulated deficit	(3,603,111)	(8,426,449)
Total stockholders’ equity	8,841,298	3,417,960
Total liabilities and stockholders’ equity	10,709,298	5,776,289
Related Party
Current liabilities:
Due to related party		$ 1,283,221